SEC FILE NUMBER 001-34372

CUSIP NUMBER 784932600

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: August 31, 2014

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Saba Software, Inc.

Full Name of Registrant

Former Name if Applicable

2400 Bridge Parkway

Address of Principal Executive Office (Street and Number)

Redwood Shores, CA 94065-1166

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach Extra Sheets if Needed)

As previously reported, Saba Software, Inc. (the “Company”) is in the process of restating its prior period financial statements. As a result of the restatement work, the Company was not able to complete the financial statements to be included in its Quarterly Report on Form 10-Q for the fiscal quarter ended August 31, 2014 (the “Form 10-Q”) or to file the Form 10-Q by the due date of October 10, 2014.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Mark Robinson	(650)	581-2500
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). Yes ☐ No ☒

•	Quarterly Report on Form 10-Q for the quarter ended February 29, 2012

•	Form 10-K for the fiscal year ended May 31, 2012

•	Quarterly Report on Form 10-Q for the quarter ended August 31, 2012

•	Quarterly Report on Form 10-Q for the quarter ended November 30, 2012

•	Quarterly Report on Form 10-Q for the quarter ended February 28, 2013

•	Form 10-K for the fiscal year ended May 31, 2013

•	Quarterly Report on Form 10-Q for the quarter ended August 31, 2013

•	Quarterly Report on Form 10-Q for the quarter ended November 30, 2013

•	Quarterly Report on Form 10-Q for the quarter ended February 28, 2014

•	Form 10-K for the fiscal year ended May 31, 2014

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes ☒ No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

As disclosed above, the Company is in the process of restating its prior period financial statements. Management’s work on the pending restatement is not yet complete.

Saba Software, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	December 10, 2014	By	/s/ Mark Robinson
Mark Robinson
Chief Financial Officer